Offerings	Jan. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	12,777,777
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 242,777,763.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 33,527.61
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.